Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

February 3, 2023

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust

(Filing relates to, BrandywineGLOBAL – US Diversified Large Cap Value Fund, ClearBridge Global Infrastructure Income Fund, Franklin Global Market Neutral Fund, Franklin International Equity Fund, Franklin Strategic Real Return Fund, and Martin Currie Emerging Markets Fund (the “Funds”))

(File Nos. 333-162441 and 811-22338)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Global Asset Management Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and the Statements of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 215 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on January 24, 2023 and became effective on January 30, 2023.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth Belanger